Long-Term Debt and Other Financial Liabilities, Huarong Sale and Leaseback (Details) - USD ($) $ in Thousands				9 Months Ended
	Sep. 16, 2025	Aug. 15, 2025	Jun. 10, 2025	Sep. 30, 2025	Sep. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount				$ 30,030	$ 30,751
Loss on extinguishment of debt				$ (640)	$ (397)
Huarong Sale and Leaseback - Gloriuship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount			$ 7,500
Loss on extinguishment of debt			$ (233)
Huarong Sale and Leaseback -Tradership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount		$ 7,222
Loss on extinguishment of debt		$ (209)
Huarong Sale and Leaseback - Goodship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount	$ 7,083
Loss on extinguishment of debt	$ (198)